CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member] Class A Ordinary Shares [Member]	Ordinary Shares [Member] Sogou share-based awards [Member]	Ordinary Shares [Member] Soso search-related businesses employees transferred from Tencent [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member] Class A Ordinary Shares [Member]	Additional Paid-in Capital [Member] Sogou share-based awards [Member]	Additional Paid-in Capital [Member] Soso search-related businesses employees transferred from Tencent [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member] Class A Ordinary Shares [Member]	Treasury Stock [Member] Sogou share-based awards [Member]	Treasury Stock [Member] Soso search-related businesses employees transferred from Tencent [Member]	Treasury Stock [Member]	Retained Earnings [Member] Class A Ordinary Shares [Member]	Retained Earnings [Member] Sogou share-based awards [Member]	Retained Earnings [Member] Soso search-related businesses employees transferred from Tencent [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member] Class A Ordinary Shares [Member]	Accumulated Other Comprehensive Loss [Member] Sogou share-based awards [Member]	Accumulated Other Comprehensive Loss [Member] Soso search-related businesses employees transferred from Tencent [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member] Class A Ordinary Shares [Member]	Non-controlling Interest [Member] Sogou share-based awards [Member]	Non-controlling Interest [Member]	Class A Ordinary Shares [Member]	Sogou share-based awards [Member]	Soso search-related businesses employees transferred from Tencent [Member]	Total
Balance as of beginning of the year (in shares) at Dec. 31, 2017				386,838,812
Balance as of beginning of the year (in amount) at Dec. 31, 2017				$ 391				$ 913,147				$ (27,869)				$ 27,178				$ (4,606)							$ 908,241
Share issuance from exercise of options (in shares)				4,514,563
Share issuance from exercise of options (in amount)				$ 5				1,797				0				0				0							1,802
Contribution from Sohu				0				670				0				0				0							670
Share-based compensation expense		$ 0	$ 0			$ 14,116	$ 88			$ 0	$ 0			$ 0	$ 0			$ 0	$ 0						$ 14,116	$ 88
Net income/(loss)				0				0				0				98,781				0							98,781
Other comprehensive income/(loss), net of nil tax: foreign currency translation adjustment				0				0				0				0				(17,193)							(17,193)
Others				$ 1				0				(1)				0				0							0
Balance as of ending of the year (in shares) at Dec. 31, 2018				391,353,375
Balance as of ending of the year (in amount) at Dec. 31, 2018				$ 397				929,818				(27,870)				125,959				(21,799)							1,006,505
Share issuance from exercise of options (in shares)				548,383
Share issuance from exercise of options (in amount)				$ 1				0				0				0				0							1
Share-based compensation expense		0				15,901				0				0				0							15,901
Repurchase of Class A Ordinary Shares, represented by ADSs (in shares)	(8,690,618)
Repurchase of Class A Ordinary Shares, represented by ADSs (in amount)	$ 0				$ 0				$ (42,016)				$ 0				$ 0							$ (42,016)
Net income/(loss)				0				0				0				89,105				0							89,105
Other comprehensive income/(loss), net of nil tax: foreign currency translation adjustment				$ 0				0				0				0				(5,993)							(5,993)
Balance as of ending of the year (in shares) at Dec. 31, 2019				383,211,140																				104,453,265
Balance as of ending of the year (in amount) at Dec. 31, 2019				$ 398				945,719				(69,886)				215,064				(27,792)			$ 0				1,063,503
Share issuance from exercise of options (in shares)				4,374,792
Share issuance from exercise of options (in amount)				$ 4				1,797				0				0				0			0				1,801
Share-based compensation expense		$ 0				$ 8,935				$ 0				$ 0				$ 0				$ 0			$ 8,935
Repurchase of Class A Ordinary Shares, represented by ADSs (in shares)	(1,894,016)
Repurchase of Class A Ordinary Shares, represented by ADSs (in amount)	$ 0				$ 0				$ (8,302)				$ 0				$ 0				$ 0			$ (8,302)
Retirement of Class A Ordinary Shares held in treasury stock (in amount)				(11)				(50,307)				50,318				0				0			0				0
Acquisition of a partially-held subsidiary				0				0				0				0				0			611				611
Net income/(loss)				0				0				0				(108,221)				0			(611)				(108,832)
Other comprehensive income/(loss), net of nil tax: foreign currency translation adjustment				0				0				0				0				23,594			0				23,594
Others				$ 0				92				0				0				0			0				92
Balance as of ending of the year (in shares) at Dec. 31, 2020				385,691,916																				106,934,041
Balance as of ending of the year (in amount) (Impact of adoption of new accounting standards) at Dec. 31, 2020				$ 0				0				0				(3,270)				0			0				(3,270)
Balance as of ending of the year (in amount) at Dec. 31, 2020				$ 391				$ 906,236				$ (27,870)				$ 103,573				$ (4,198)			$ 0				$ 978,132